UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Sep. 30, 2013
Current assets
Cash and cash equivalents	$ 55,783	$ 71,919
Term deposits	9,085	817
Restricted cash		6
Accounts receivable, net of allowance for doubtful accounts of US$1,773 and US$1,801 as of September 30, 2013 and December 31, 2013, respectively	2,826	3,518
Inventories	619	698
Prepayment and other current assets	4,637	4,087
Deferred tax assets, current portion	1,553	1,751
Deferred cost	1,613	1,889
Total current assets	76,116	84,685
Non-current assets
Restricted cash long-term	16,519
Property, plant and equipment, net	10,666	10,202
Goodwill	7,795	7,711
Other intangible assets, net	1,422	1,476
Deposit for purchase of non-current assets	105	374
Other non-current assets	2,114	1,546
Total non-current assets	38,621	21,309
Total assets	114,737	105,994
Current liabilities
Accrued expenses and other liabilities (including accrued expenses and other liabilities of the consolidated VIE without recourse to China Distance Education Holdings Limited of US$13,361 and US$15,428 as of September 30, 2013 and December 31, 2013, respectively)	17,905	15,072
Income tax payable (including income tax payable of the consolidated VIE without recourse to China Distance Education Holdings Limited of US$3,661 and US$2,367 as of September 30, 2013 and December 31, 2013, respectively)	3,219	4,282
Deferred revenue (including deferred revenue of the consolidated VIE without recourse to China Distance Education Holdings Limited of US$17,120 and US$19,062 as of September 30, 2013 and December 31, 2013, respectively)	19,085	17,143
Refundable fees (including refundable fees of the consolidated VIE without recourse to China Distance Education Holdings Limited of US$4,300 and US$4,636 as of September 30, 2013 and December 31, 2013, respectively)	4,636	4,300
Total current liabilities	44,845	40,797
Non-current liabilities
Deferred tax liabilities, non-current portion (including non-current portion of deferred tax liabilities of the consolidated VIE without recourse to China Distance Education Holdings Limited of nil and nil as of September 30, 2013 and December 31, 2013, respectively)	775	677
Total non-current liabilities	775	677
Total liabilities	45,620	41,474
Equity
Ordinary shares (par value of US$0.0001 per share; Authorized - 480,000,000 shares at September 30, 2013 and December 31, 2013; Issued and outstanding - 135,532,141 and 136,336,789 shares at September 30, 2013 and December 31, 2013, respectively)	14	14
Additional paid-in capital	47,196	46,742
Accumulated other comprehensive income	7,015	6,295
Retained earnings	14,892	11,469
Total equity	69,117	64,520
Total liabilities and equity	$ 114,737	$ 105,994